Acquisitions and Divestitures - Additional Information (Detail) - USD ($) $ in Millions		4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 01, 2013
Business Acquisition [Line Items]
Date of acquisition agreement			Aug. 30, 2012
Successor [Member]
Business Acquisition [Line Items]
Goodwill expected tax deductible amount			$ 708.0
Merger and acquisition related expenses		$ 29.0	$ 0.0	$ 28.1
Date of incorporation			Aug. 24, 2012
Successor [Member] | Performance Coatings [Member]
Business Acquisition [Line Items]
Proceeds from divestiture of businesses				17.5
Successor [Member] | Performance Coatings [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) from disposal of discontinued operation, before income tax				1.2
Gain (loss) on disposal of discontinued operation, net of tax				0.7
Du Pont [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired, goodwill, and liabilities assumed, net						$ 4,925.9
Du Pont [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired, goodwill, and liabilities assumed, net						(18.6)
Du Pont [Member] | Scenario, Actual [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired, goodwill, and liabilities assumed, net						$ 4,907.3
Du Pont [Member] | Successor [Member]
Business Acquisition [Line Items]
Merger and acquisition related expenses		$ 29.0
Debt issuance cost	$ 4.6
Cost of acquired entity transaction and debt financing costs	$ 33.6
Pro forma net loss				87.1	$ 270.1
Du Pont [Member] | Successor [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Pro forma net loss				53.1
Du Pont [Member] | Successor [Member] | Acquisition-related Costs, Net of Tax [Member]
Business Acquisition [Line Items]
Pro forma net loss				43.5
Du Pont [Member] | Successor [Member] | Nonrecurring Costs [Member]
Business Acquisition [Line Items]
Pro forma net loss				123.1
Du Pont [Member] | Successor [Member] | Nonrecurring Costs, Net of Tax [Member]
Business Acquisition [Line Items]
Pro forma net loss				88.6
Du Pont [Member] | Successor [Member] | Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Pro forma net loss				$ 103.7